CREDITS FROM BANK INSTITUTION AND OTHERS - Disclosure of breakdown of credits from bank institution and others (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 15,611	$ 12,513
Credit From Banks [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	2,586	3,227
Credit From Others [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	6,384	6,484
Check Receivables [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 6,641	$ 2,802